COMMONWEALTH JAPAN FUND
COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND
COMMONWEALTH GLOBAL FUND
COMMONWEALTH REAL ESTATE SECURITIES FUND

Each a Series of Commonwealth International Series Trust

Supplement dated August 2, 2007
To Prospectus and Statement of Additional Information dated February 27, 2007

Effective as of August 1, 2007, BISYS Fund Services Ohio, Inc. ("BISYS"), the Funds' administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. ("CFSO") following the acquisition of The BISYS Group, Inc., the parent company of BISYS, by a subsidiary of Citibank N.A. ("Citi"). All references to BISYS Fund Services Ohio, Inc. in the Prospectus and Statement of Additional Information are hereby replaced with Citi Fund Services Ohio, Inc.

In connection with the acquisition, BISYS Fund Services Limited Partnership, the Funds' distributor, transferred its fund distribution operations to Foreside Distribution Services, L.P. ("Foreside"), a firm engaged in the mutual fund distribution business. Accordingly, on July 25, 2007, an in-person meeting was held, whereby the Board of Trustees of the Funds, including a majority of the Trustees who are not "interested persons" as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940 (the "Independent Trustees"), approved a new distribution agreement with Foreside under which Foreside assumed certain services previously performed by BISYS Fund Services Limited Partnership, the Funds' former distributor on substantially the same terms as the former agreement. This change takes effect on August 1, 2007. All references to BISYS Fund Services Limited Partnership in the Prospectus and Statement of Additional Information are hereby replaced with Foreside Distribution Services, L.P. Foreside is not affiliated with Citi, CFSO or FCA Corp, the Funds' adviser.

No changes have been made with respect to the addresses and telephone numbers stated in the Prospectus and Statement of Additional Information.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated February 27, 2007, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at (888) 345-1898. You should retain this Supplement for future reference.

COM-SP 0807